                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT SIX

                  SUPPLEMENT DATED MARCH 31, 1999 TO PROSPECTUS
                                DATED MAY 1, 1998


Effective March 31, 1999, the following changes are made to the Pegasus Pathmaker variable annuity:

The name of the variable annuity has been changed to the Hartford Pathmaker.

The following One Group -Registered Trademark- Investment Trust Portfolios are available:

(1) One Group Investment Trust's Bond Portfolio,
(2) One Group Investment Trust's Diversified Equity Portfolio,
(3) One Group Investment Trust's Diversified Mid-Cap Portfolio,
(4) One Group Investment Trust's Large Cap Growth Portfolio, and,
(5) One Group Investment Trust's Mid-Cap Value Portfolio.

The following Pegasus Variable Fund's are no longer available:

(1) Pegasus Variable Fund's ("Pegasus Trust") Bond Fund,
(2) Pegasus Trust's Growth and Value Fund,
(3) Pegasus Trust's Mid-Cap Opportunity Fund,
(4) Pegasus Trust's Growth Fund, and,
(5) Pegasus Trust's Intrinsic Value Fund.

The annual fund operating expenses table is amended by deleting the Pegasus Funds and adding the following:

                                            ANNUAL FUND OPERATING EXPENSES
                                            (As a percentage of net assets)


                                                                  MANAGEMENT         OTHER          TOTAL FUND
                                                                  FEES AFTER        EXPENSES         OPERATING
                                                                   WAIVERS                        EXPENSES AFTER
                                                                                                     WAIVERS
One Group Investment Trust Bond Portfolio(1)                        0.46%            0.29%             0.75%
One Group Investment Trust Diversified Equity Portfolio(1)          0.69%            0.26%             0.95%
One Group Investment Trust Diversified Mid-Cap Portfolio(1)         0.72%            0.23%             0.95%
One Group Investment Trust Large Cap Growth Portfolio               0.65%            0.26%             0.91%
One Group Investment Trust Mid-Cap Value Portfolio(1)               0.70%            0.25%             0.95%

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

(1) The fees and expenses described above include certain management fee waivers made by Banc One Investment Advisors Corporation, without those waivers, the following would be applicable:


                                                                  MANAGEMENT         OTHER          TOTAL FUND
                                                                 FEES BEFORE        EXPENSES         OPERATING
                                                                   WAIVERS                        EXPENSES BEFORE
                                                                                                     WAIVERS
One Group Investment Trust Bond Portfolio                           0.60%            0.29%             0.89%
One Group Investment Trust Diversified Equity Portfolio             0.74%            0.26%             1.00%
One Group Investment Trust Diversified Mid-Cap Portfolio            0.74%            0.23%             0.97%
One Group Investment Trust Mid-Cap Value Portfolio                  0.74%            0.25%             0.99%


The Example table is amended by deleting the references to Pegasus Variable Funds and adding the following:

EXAMPLE


                   If you Surrender your Contract at the     If you annuitize your Contract at       If you do not Surrender your
                   end of the applicable time period you      the end of the applicable time         Contract, you would pay the
                     would pay the following expenses       period you would pay the following      following expenses on a $1,000
                    on a $1,000 investment, assuming a       expenses on a $1,000 investment,      investment, assuming a 5% annual
                        5% annual return on assets:           assuming a 5% annual return on              return on assets:
                                                                          assets:

   SUB-ACCOUNT       1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR  3 YEARS   5 YEARS  10 YEARS
ONE GROUP             $76      115      $155      $248      $21     $65       $111      $240      $22     $67       $115      $248
 INVESTMENT TRUST
 BOND
ONE GROUP              78      122       166       269       23      71        122       261       24      74        126       269
 INVESTMENT TRUST
 DIVERSIFIED EQUITY
ONE GROUP              78      122       166       269       23      71        122       261       24      74        126       269
 INVESTMENT TRUST
 DIVERSIFIED
 MID-CAP
ONE GROUP              78      122       166       269       23      71        122       261       24      74        126       269
 INVESTMENT TRUST
 LARGE CAP GROWTH
ONE GROUP              78      122       166       269       23      71        122       261       24      74        126       269
 INVESTMENT TRUST
 MID-CAP VALUE

HV - 2349

The investment goals and some of the investment strategies of the One Group Investment Trust Portfolios are summarized below:

Please read the One Group Investment Trust prospectus accompanying this supplement for information about the One Group Investment Trust Portfolios.

One Group Investment Trust Bond Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long term debt securities. At least 65% of the Portfolio's total assets is invested in bonds and at least 65% in debt securities of all types with intermediate to long maturities. The Portfolio mainly invests in investment grade bonds and debt securities. These include mortgage-backed securities and other types of asset-backed securities, which generally are derivatives. Banc One Investment Advisors selects securities for the Portfolio by analyzing both individual securities and different market sectors. The Portfolio also may invest in convertible securities, preferred stock and loan participations. The Portfolio normally maintains a weighted average maturity of between four to twelve years, although it may shorten this maturity for temporary defensive purposes.

One Group Investment Trust Diversified Equity Portfolio seeks long term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Portfolio seeks to achieve its objectives by investing mainly in common stocks of overlooked or undervalued companies that have the potential for earnings growth overtime. The Portfolio follows a multi-style strategy, meaning that it may invest across different capitalization levels targeting both value and growth oriented companies.

One Group Investment Trust Diversified Mid-Cap Portfolio seeks long term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. It invests mainly in equity securities of companies with market capitalizations of $500 million to $5 billion. The Portfolio intends to invest in companies of this size with strong growth potential, stable market share, and an ability to quickly respond to new business opportunities. The Portfolio uses a multi-style approach, meaning that it invests in mid-cap and other companies across different capitalization levels targeting both value and growth oriented companies. The Portfolio invests at least 65% of its total assets in common stock and preferred stock, rights, warrants, securities convertible into common stock, and other equity securities. The Portfolio may invest up to 25% of its total assets in foreign securities and up to 20% of its total assets in investment grade debt securities, U.S. government securities, cash and cash equivalents.

HV - 2349

One Group Investment Trust Large Cap Growth Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities. It mainly invests in equity securities of large well-established companies. The weighted average capitalization of such companies normally exceeds the median market capitalization of the Standard & Poor's 500 Composite Stock Price Index. The Fund normally invests at least 65% of its total assets in such equity securities.

One Group Investment Trust Mid-Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. At least 80% of the Portfolio's total assets are invested in equity securities, including common stock, debt securities and preferred stock convertible into common stock. It invests mainly in securities of companies with below-average price/earnings and price/book value ratios and having market capitalizations of $500 million to $5 billion. The Portfolio also considers a company's financial soundness and earnings prospects. If Banc One Advisors thinks that a company's fundamentals are declining or that a company's investment ability to pay dividends is impaired, it may eliminate the Portfolio's holding of the company's securities.

The Funds section of the prospectus is amended by deleting references to First Chicago NBD Investment Management Company and adding the following:

Banc One Investment Advisors Corporation, investment advisor to One Group Investment Trust, is a indirect wholly owned subsidiary of Bank One Corporation.


HV-2349